UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22800

Ivy High Income Opportunities Fund

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy High Income Opportunities Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal		Value

Consumer Discretionary

Advertising – 0.8%
Acosta, Inc.,
7.750%, 10–1–22 (A)		$400	$403
Lamar Media Corp.,
5.375%, 1–15–24 (B)		977	990
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22		481	487
5.625%, 2–15–24		350	358
5.625%, 2–15–24 (A)		37	38

			2,276

Apparel Retail – 1.0%
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (A)(C)		276	222
Gymboree Corp. (The),
9.125%, 12–1–18		413	163
Hot Topic, Inc.,
9.250%, 6–15–21 (A)(B)		739	776
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (A)(C)		325	330
Nine West Holdings, Inc.,
8.250%, 3–15–19 (A)		2,110	1,414

			2,905

Auto Parts & Equipment – 1.2%
Schaeffler Finance B.V.,
4.250%, 5–15–21 (A)(B)		686	669
Schaeffler Holding Finance B.V.,
6.875%, 8–15–18 (A)(C)(D)	EUR	2,275	2,628

			3,297

Automobile Manufacturers – 0.3%
Navistar International Corp.,
8.250%, 11–1–21 (B)		$947	900

Automotive Retail – 0.5%
Group 1 Automotive, Inc.,
5.000%, 6–1–22		570	567
Sonic Automotive, Inc.,
5.000%, 5–15–23 (B)		919	899

			1,466

Broadcasting – 5.8%
Clear Channel Communications, Inc.,
10.000%, 1–15–18		2,330	1,875
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20 (B)		119	123
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20 (B)		10,000	10,425
Cumulus Media, Inc.,
7.750%, 5–1–19 (B)		4,500	4,129

			16,552

Cable & Satellite – 20.3%
Altice Financing S.A.,
6.625%, 2–15–23 (A)		367	364
Altice S.A.:
7.250%, 5–15–22 (A)(D)	EUR	152	171
7.750%, 5–15–22 (A)(B)		$13,835	13,386

6.250%, 2–15–25 (A)(D)	EUR	184	195
7.625%, 2–15–25 (A)(B)		$11,190	10,519
Cable One, Inc.,
5.750%, 6–15–22 (A)		264	267
Cablevision Systems Corp.,
5.875%, 9–15–22 (B)		10,000	9,700
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21 (B)		206	206
5.250%, 9–30–22 (B)		276	272
5.125%, 2–15–23 (B)		276	269
5.750%, 9–1–23 (B)		69	69
5.750%, 1–15–24 (B)		276	278
Columbus International, Inc.,
7.375%, 3–30–21 (A)		268	288
DISH DBS Corp.:
6.750%, 6–1–21 (B)		7,500	7,819
5.875%, 7–15–22 (B)		2,000	1,960
5.000%, 3–15–23		250	232
Sirius XM Radio, Inc.:
5.875%, 10–1–20 (A)(B)		905	928
5.750%, 8–1–21 (A)(B)		2,513	2,582
4.625%, 5–15–23 (A)(B)		4,586	4,305
VTR Finance B.V.,
6.875%, 1–15–24 (A)(B)		3,584	3,662
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (A)(C)		299	304
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (A)		300	312

			58,088

Casinos & Gaming – 3.6%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (A)(D)	CAD	1,243	1,000
MCE Finance Ltd.,
5.000%, 2–15–21 (A)(B)		$1,557	1,479
Scientific Games Corp.,
8.125%, 9–15–18		206	194
Studio City Finance Ltd.,
8.500%, 12–1–20 (A)(B)		4,614	4,597
Wynn Macau Ltd.,
5.250%, 10–15–21 (A)(B)		3,331	3,148

			10,418

Catalog Retail – 0.1%
Argos Merger Sub, Inc.,
7.125%, 3–15–23 (A)		220	230

Distributors – 0.9%
Pinnacle Operating Corp.,
9.000%, 11–15–20 (A)		2,618	2,598

Hotels, Resorts & Cruise Lines – 0.4%
Interval Acquisition Corp.,
5.625%, 4–15–23 (A)		1,045	1,058

Movies & Entertainment – 1.9%
AMC Entertainment, Inc.:
5.875%, 2–15–22 (B)		250	254
5.750%, 6–15–25 (A)		1,206	1,179
Cinemark USA, Inc.:
5.125%, 12–15–22 (B)		533	528
4.875%, 6–1–23 (B)		1,651	1,587
WMG Acquisition Corp.:
5.625%, 4–15–22 (A)(B)		161	161
6.750%, 4–15–22 (A)		1,972	1,874

			5,583

Restaurants – 0.2%
Carrols Restaurant Group, Inc.,
8.000%, 5–1–22 (A)		467	490

Specialized Consumer Services – 3.9%
AA Bond Co. Ltd.,
9.500%, 7–31–19 (A)(D)	GBP	656	1,123
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19		$4,500	3,848
Carlson Travel Holdings,
7.500%, 8–15–19 (A)(C)		800	812
Carlson Wagonlit B.V.,
6.875%, 6–15–19 (A)(B)		107	113
Lansing Trade Group,
9.250%, 2–15–19 (A)(B)		1,170	1,144
Nielsen Finance,
5.500%, 10–1–21 (A)(B)		1,396	1,410
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (A)(B)		2,677	2,630

			11,080

Specialty Stores – 1.1%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (A)(C)		1,046	936
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (A)		81	76
New Academy Finance Co. LLC,
8.000%, 6–15–18 (A)(C)		2,000	2,020

			3,032

Total Consumer Discretionary – 42.0%			119,973
Consumer Staples

Agricultural Products – 2.0%
American Seafoods Group LLC,
10.750%, 5–15–16 (A)(B)		5,787	5,700

Food Distributors – 0.3%
Simmons Foods, Inc.,
7.875%, 10–1–21 (A)		1,000	920

Packaged Foods & Meats – 1.3%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (A)(B)		2,496	2,512
5.750%, 6–15–25 (A)		758	750
Post Holdings, Inc.,
7.375%, 2–15–22 (B)		515	524

			3,786

Tobacco – 0.6%
Prestige Brands, Inc.,
5.375%, 12–15–21 (A)		1,630	1,630

Total Consumer Staples – 4.2%			12,036
Energy

Coal & Consumable Fuels – 0.7%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8-15–21 (A)		2,427	2,178

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (A)(B)		617	512

Oil & Gas Equipment & Services – 1.2%
Key Energy Services, Inc.,
6.750%, 3–1–21	5,410	3,192
Seventy Seven Energy, Inc.,
6.500%, 7–15–22 (B)	360	231

		3,423

Oil & Gas Exploration & Production – 3.8%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (A)	1,127	1,057
California Resources Corp.,
6.000%, 11–15–24	6,440	5,530
Chesapeake Energy Corp.:
3.525%, 4–15–19 (B)(E)	338	309
4.875%, 4–15–22 (B)	614	534
Crownrock L.P.,
7.750%, 2–15–23 (A)	369	393
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (A)	587	584
8.125%, 9–15–23 (A)	378	390
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC,
10.000%, 6–1–20 (A)	940	900
Parsley Energy LLC and Parsely Finance Corp.,
7.500%, 2–15–22 (A)	437	444
Rice Energy, Inc.,
7.250%, 5–1–23 (A)	411	421
Whiting Petroleum Corp.,
5.750%, 3–15–21	293	288

		10,850

Oil & Gas Refining & Marketing – 1.3%
Gulfport Energy Corp.,
6.625%, 5–1–23 (A)	112	114
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (A)(E)	2,303	2,061
Offshore Group Investment Ltd.,
7.500%, 11–1–19 (B)	1,127	693
Seven Generations Energy Ltd.,
6.750%, 5–1–23 (A)	768	766

		3,634

Total Energy – 7.2%		20,597
Financials

Consumer Finance – 2.7%
Creditcorp,
12.000%, 7–15–18 (A)(B)	5,248	4,395
Quicken Loans, Inc.,
5.750%, 5–1–25 (A)	1,688	1,617
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (A)	1,851	1,749

		7,761

Diversified Capital Markets – 0.8%
Patriot Merger Corp.,
9.000%, 7–15–21 (A)	2,477	2,446

Other Diversified Financial Services – 2.1%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (A)(C)	925	913
Abengoa Finance SAU,
7.750%, 2–1–20 (A)(B)	2,813	2,785
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (A)	237	236

Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (A)(B)	1,625	1,706
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (A)(B)(C)	277	238

		5,878

Property & Casualty Insurance – 0.5%
Hub International Ltd.,
7.875%, 10–1–21 (A)	1,300	1,326

Real Estate Development – 0.3%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (A)(C)	970	965

Real Estate Services – 0.4%
Stearns Holdings, Inc.,
9.375%, 8–15–20 (A)(B)	1,200	1,206

Specialized Finance – 3.3%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22 (A)	812	782
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (A)(B)	5,208	5,286
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (A)(B)	3,985	3,268

		9,336

Specialized REITs – 0.9%
Aircastle Ltd.:
5.125%, 3–15–21	1,719	1,736
5.500%, 2–15–22	803	820

		2,556

Thrifts & Mortgage Finance – 2.5%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (A)(B)	7,500	7,163

Total Financials – 13.5%		38,637
Health Care

Biotechnology – 0.3%
Concordia Healthcare Corp.,
7.000%, 4–15–23 (A)	709	709

Health Care Equipment – 0.2%
Mallinckrodt International Finance S.A. and Mallinckrodt CB LLC,
5.750%, 8–1–22 (A)(B)	687	701

Health Care Facilities – 4.3%
Acadia Healthcare Co., Inc.,
5.625%, 2–15–23 (A)	149	151
AmSurg Corp.,
5.625%, 11–30–20 (B)	485	493
AmSurg Escrow Corp.,
5.625%, 7–15–22	751	758
Capsugel S.A.,
7.000%, 5–15–19 (A)(C)	991	1,008
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (A)(C)	1,236	1,214
DaVita HealthCare Partners, Inc.,
5.000%, 5–1–25	751	723

ExamWorks Group, Inc.,
5.625%, 4–15–23	150	154
FWCT-2 Escrow Corp.,
6.875%, 2–1–22 (B)	1,229	1,298
Tenet Healthcare Corp.:
3.786%, 6–15–20 (A)(E)	189	191
6.000%, 10–1–20 (B)	1,042	1,111
8.125%, 4–1–22 (B)	4,337	4,749
THC Escrow Corp. II,
6.750%, 6–15–23 (A)	377	385

		12,235

Health Care Services – 1.8%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (A)(B)	5,000	5,263

Health Care Supplies – 1.6%
Universal Hospital Services, Inc.,
7.625%, 8–15–20	5,000	4,600

Pharmaceuticals – 0.7%
JLL/Delta Dutch Newco B.V.,
8.750%, 5–1–20 (A)(C)	125	127
VRX Escrow Corp.:
5.375%, 3–15–20 (A)	736	760
5.875%, 5–15–23 (A)	736	753
6.125%, 4–15–25 (A)	368	379

		2,019

Total Health Care – 8.9%		25,527
Industrials

Aerospace & Defense – 1.9%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (A)(B)	6,000	5,550

Air Freight & Logistics – 0.6%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19 (B)	979	1,057
XPO Logistics, Inc.,
6.500%, 6–15–22 (A)	566	554

		1,611

Building Products – 1.5%
CPG Merger Sub LLC,
8.000%, 10–1–21 (A)	312	322
Ply Gem Industries, Inc.,
6.500%, 2–1–22	2,018	1,979
Roofing Supply Group LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (A)	1,574	1,609
USG Corp.,
5.500%, 3–1–25 (A)	366	365

		4,275

Diversified Support Services – 3.7%
Algeco Scotsman Global Finance plc,
8.500%, 10–15–18 (A)(B)	10,575	10,205
Nexeo Solutions LLC,
8.375%, 3–1–18	325	300

		10,505

Environmental & Facilities Services – 0.5%
GFL Environmental, Inc.,
7.875%, 4–1–20 (A)	1,468	1,505

Railroads – 0.7%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (A)	1,462	1,466
9.750%, 5–1–20 (A)	607	575

		2,041

Total Industrials – 8.9%		25,487
Information Technology

Data Processing & Outsourced Services – 2.1%
Alliance Data Systems Corp.,
5.375%, 8–1–22 (A)	1,853	1,826
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (A)	4,225	4,172

		5,998

Electronic Manufacturing Services – 0.5%
KEMET Corp.,
10.500%, 5–1–18	1,440	1,458

IT Consulting & Other Services – 0.9%
NCR Escrow Corp.:
5.875%, 12–15–21 (B)	1,154	1,189
6.375%, 12–15–23 (B)	1,233	1,307

		2,496

Semiconductors – 1.2%
Micron Technology, Inc.:
5.875%, 2–15–22 (B)	1,798	1,823
5.500%, 2–1–25 (A)(B)	1,577	1,477

		3,300

Technology Distributors – 0.0%
Sophia L.P. and Sophia Finance, Inc.,
9.625%, 12–1–18 (A)(C)	107	108

Total Information Technology – 4.7%		13,360
Materials

Aluminum – 1.4%
Constellium N.V.:
8.000%, 1–15–23 (A)	1,892	1,939
5.750%, 5–15–24 (A)(B)	260	232
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (A)(C)	1,774	1,889

		4,060

Construction Materials – 0.4%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (A)	1,220	1,153

Diversified Metals & Mining – 4.0%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (A)(C)	2,169	824
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (A)(B)	391	381
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (A)	3,959	3,340
9.750%, 3–1–22 (A)	187	193
6.875%, 4–1–22 (A)(B)	7,615	5,340
Lundin Mining Corp.:
7.500%, 11–1–20 (A)(B)	715	771
7.875%, 11–1–22 (A)	584	625

		11,474

Metal & Glass Containers – 0.6%
Ardagh Finance Holdings,
8.625%, 6–15–19 (A)(C)	1,505	1,557
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6–30–21 (A)(B)	200	201

		1,758

Precious Metals & Minerals – 1.0%
Prince Mineral Holding Corp.,
11.500%, 12–15–19 (A)(B)(E)	3,000	2,760

Total Materials – 7.4%		21,205
Telecommunication Services

Alternative Carriers – 1.5%
Level 3 Communications, Inc.,
5.750%, 12–1–22	2,694	2,674
Level 3 Escrow II, Inc.,
5.375%, 8–15–22	1,709	1,726

		4,400

Integrated Telecommunication Services – 12.6%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (A)(B)	403	405
CenturyLink, Inc.:
5.625%, 4–1–20 (B)	349	356
5.800%, 3–15–22 (B)	13,000	12,415
Frontier Communications Corp.:
6.250%, 9–15–21 (B)	10,811	9,838
7.125%, 1–15–23 (B)	682	605
6.875%, 1–15–25 (B)	649	543
GCI, Inc.,
6.875%, 4–15–25	1,497	1,512
Sprint Corp.:
7.250%, 9–15–21 (B)	9,458	9,310
7.875%, 9–15–23 (B)	1,094	1,067

		36,051

Wireless Telecommunication Service – 1.4%
T-Mobile USA, Inc.:
6.464%, 4–28–19 (B)	728	750
6.542%, 4–28–20 (B)	788	825
6.633%, 4–28–21 (B)	1,120	1,162
6.125%, 1–15–22 (B)	372	384
6.731%, 4–28–22 (B)	158	165
6.000%, 3–1–23 (B)	597	611

		3,897

Total Telecommunication Services – 15.5%		44,348
Utilities

Renewable Electricity – 0.4%
Abengoa Yield plc,
7.000%, 11–15–19 (A)	1,108	1,141

Total Utilities – 0.4%		1,141

TOTAL CORPORATE DEBT SECURITIES – 112.7%		$322,311
(Cost: $336,609)

LOANS (E)
Consumer Discretionary

Advertising – 0.3%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22		955	958

Apparel Retail – 4.3%
Hoffmaster Group, Inc.,
10.000%, 5–9–21		1,222	1,191
Talbots, Inc. (The):
5.500%, 3–19–20		1,226	1,196
9.500%, 3–19–21		950	931
True Religion Apparel, Inc.:
5.875%, 7–30–19		10,725	6,704
5.875%, 7–30–19		3,750	2,343

			12,365

Auto Parts & Equipment – 2.1%
Direct ChassisLink, Inc.,
8.250%, 11–7–19		6,083	5,924

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.:
5.340%, 11–26–19 (D)	CAD	730	578
6.185%, 11–26–19 (D)		2	1

			579

General Merchandise Stores – 2.0%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20		$1,275	1,284
Orchard Acquisition Co. LLC,
7.000%, 2–8–19		4,641	4,486

			5,770

Housewares & Specialties – 0.5%
KIK Custom Products, Inc.:
5.500%, 4–29–19		731	732
9.500%, 10–29–19		781	781

			1,513

Movies & Entertainment – 0.2%
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
7.750%, 7–29–22		500	499

Specialized Consumer Services – 0.2%
Wand Intermediate I L.P.,
8.250%, 9–17–22		487	488

Total Consumer Discretionary – 9.8%			28,096
Consumer Staples

Hypermarkets & Super Centers – 0.3%
GOBP Holdings, Inc.,
9.250%, 10–21–22		979	969

Packaged Foods & Meats – 0.3%
Shearer’s Foods LLC,
7.750%, 6–30–22		748	739

Total Consumer Staples – 0.6%			1,708

Energy

Coal & Consumable Fuels – 0.4%
Westmoreland Coal Co.,
7.500%, 12–16–20	1,294	1,261

Oil & Gas Drilling – 0.4%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20	1,371	1,176

Oil & Gas Equipment & Services – 0.2%
Regent Purchaser Investment, Inc.,
6.000%, 8–14–21	1,135	705

Oil & Gas Exploration & Production – 0.4%
Callon Petroleum Co.,
8.500%, 10–8–21	1,148	1,137

Oil & Gas Refining & Marketing – 0.5%
Fieldwood Energy LLC,
8.375%, 9–30–20	1,684	1,286

Oil & Gas Storage & Transportation – 1.2%
Bowie Resources Holdings LLC:
6.750%, 8–12–20	2,386	2,261
11.750%, 2–16–21	1,224	1,157

		3,418

Total Energy – 3.1%		8,983
Financials

Consumer Finance – 0.3%
TransFirst, Inc.,
9.000%, 11–12–22	692	693

Other Diversified Financial Services – 0.5%
WP Mustang Holdings LLC,
8.500%, 5–29–22	1,500	1,474

Total Financials – 0.8%		2,167
Health Care

Health Care Facilities – 0.6%
Surgery Center Holdings, Inc.:
5.250%, 11–3–20	124	124
8.500%, 11–3–21	1,553	1,546

		1,670

Life Sciences Tools & Services – 0.5%
Atrium Innovations, Inc.,
7.750%, 8–10–21	1,740	1,600

Total Health Care – 1.1%		3,270
Industrials

Air Freight & Logistics – 0.3%
DAE Aviation Holdings, Inc.,
9.000%, 8–5–19	904	908

Building Products – 1.4%
GYP Holdings III Corp.:
4.750%, 4–1–21	476	458
7.750%, 4–1–22	2,012	1,916
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–27–22	1,719	1,455

		3,829

Construction & Engineering – 0.3%
Tensar International Corp.:
5.750%, 7–10–21	444	419
9.500%, 7–10–22	604	489

		908

Industrial Machinery – 1.7%
Accudyne Industries LLC,
4.000%, 12–13–19	89	86
Capital Safety North America Holdings, Inc.,
6.500%, 3–28–22	1,769	1,782
Dynacast International LLC,
9.500%, 1–30–23	2,563	2,556
NN, Inc.,
6.000%, 8–29–21	390	391

		4,815

Research & Consulting Services – 1.5%
Larchmont Resources LLC,
8.250%, 8–7–19	5,213	4,275

Total Industrials – 5.2%		14,735
Information Technology

Application Software – 1.5%
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	2,400	2,608
TIBCO Software, Inc.,
6.500%, 12–4–20	1,744	1,741

		4,349

Data Processing & Outsourced Services – 0.5%
Sedgwick Claims Management Services, Inc.,
6.750%, 2–28–22	1,412	1,383

IT Consulting & Other Services – 1.7%
Active Network, Inc. (The):
5.500%, 11–15–20	1,303	1,284
9.500%, 11–15–21	2,147	2,039
Triple Point Group Holdings, Inc.,
5.250%, 7–13–20	1,536	1,379

		4,702

Total Information Technology – 3.7%		10,434
Materials

Construction Materials – 1.2%
Quickrete Holdings, Inc.,
7.000%, 3–30–21	261	262
U.S. LBM Holdings LLC,
8.000%, 5–2–20	3,133	3,133

		3,395

Diversified Metals & Mining – 0.4%
EP Minerals LLC:
5.500%, 8–20–20	551	550
8.500%, 8–20–21	545	545

		1,095

Metal & Glass Containers – 0.2%
Consolidated Container Co. LLC,
7.750%, 1–3–20	451	419

Paper Packaging – 1.1%
FPC Holdings, Inc.,
9.250%, 5–27–20	2,500	2,406
Ranpak (Rack Merger),
8.250%, 10–1–22	873	870

		3,276

Specialty Chemicals – 1.0%
Chemstralia Ltd.,
7.250%, 2–26–22	2,304	2,304
Chromaflo Technologies Corp.,
8.250%, 6–2–20	706	664

		2,968

Total Materials – 3.9%		11,153
Telecommunication Services

Alternative Carriers – 0.2%
Cable & Wireless Communications,
6.500%, 3–31–17	700	702

Total Telecommunication Services – 0.2%		702
Utilities

Independent Power Producers & Energy Traders – 0.4%
Alinta Energy Finance PTY Ltd.:
0.000%, 8–13–18 (F)	47	48
6.375%, 8–13–19	986	989

		1,037

Total Utilities – 0.4%		1,037

TOTAL LOANS – 28.8%		$82,285
(Cost: $90,113)

SHORT-TERM SECURITIES
Commercial Paper (G) – 2.1%
J.M. Smucker Co. (The),
0.350%, 7–1–15	6,103	6,103

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.140%, 7–1–15 (H)	1,026	1,026

TOTAL SHORT-TERM SECURITIES – 2.5%		$7,129
(Cost: $7,129)

TOTAL INVESTMENT SECURITIES – 144.0%		$411,725
(Cost: $433,851)

BORROWINGS (I) – (47.0)%		(134,500)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 3.0%		8,694

NET ASSETS – 100.0%		$285,919

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the total value of these securities amounted to $193,380 or 67.6% of net assets.

(B)	All or a portion of securities with an aggregate value of $135,513 have been pledged as collateral on open borrowings.

(C)	Payment-in-kind bonds.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar, EUR – Euro and GBP – British Pound).

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.

(F)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(G)	Rate shown is the yield to maturity at June 30, 2015.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

(I)	Borrowings Payable as a percentage of Total Investments is 32.7%.

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	708	U.S. Dollar	1,083	7-14-15	Morgan Stanley International	$—	$30
Canadian Dollar	1,887	U.S. Dollar	1,530	7-14-15	Morgan Stanley International	19	—
Euro	2,690	U.S. Dollar	3,025	7-14-15	Morgan Stanley International	26	—
						$45	$30

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$322,311	$—
Loans	—	64,744	17,541
Short-Term Securities	—	7,129	—
Total	$—	$394,184	$17,541
Forward Foreign Currency Contracts	$—	$45	$—
Liabilities
Forward Foreign Currency Contracts	$—	$30	$—
Payable for Borrowing	$—	$134,500	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Loans
Beginning Balance 10-1-14	$286	$45,648
Net realized gain (loss)	—	(2,110)
Net change in unrealized appreciation (depreciation)	—	1,389
Purchases	—	6,709
Sales	—	(18,734)
Amortization/Accretion of premium/discount	—	113
Transfers into Level 3 during the period	—	2,431
Transfers out of Level 3 during the period	(286)	(17,905)
Ending Balance 6-30-15	$—	$17,541
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-15	$—	$(984)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2015, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-15	Valuation Technique(s)	Unobservable Input(s)
Assets
Loans	$17,541	Third-party valuation service	Broker quotes

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$433,851

Gross unrealized appreciation	2,889
Gross unrealized depreciation	(25,015)

Net unrealized depreciation	$(22,126)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy High Income Opportunities Fund
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 28, 2015

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 28, 2015